Segmented Information and Economic Dependence - Summary of Geographical Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2025	Apr. 30, 2025
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 4,158	$ 2,728	$ 11,443	$ 7,879
Non-current assets	4,172		4,172		$ 25,687
Net loss	(3,930)	(21,521)	(10,084)	(28,073)
Interest and accretion	115	51	172	209
Amortization and depreciation	218	705	628	2,091
United States of America
Disclosure Of Geographical Areas [Line Items]
Revenues	2,585	1,255	7,434	5,793
Europe
Disclosure Of Geographical Areas [Line Items]
Revenues	1,319	1,033	2,738	1,193
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues	69	43	292	102
Australia
Disclosure Of Geographical Areas [Line Items]
Revenues	121	383	365	753
North America
Disclosure Of Geographical Areas [Line Items]
Non-current assets	3,854		3,854		4,167
Net loss	180	266	2,059	421
Interest and accretion	115	54	172	166
Amortization and depreciation	196	163	563	496
North America | Corporate
Disclosure Of Geographical Areas [Line Items]
Non-current assets	85		85		80
Net loss	(1,942)	(2,110)	8,626	(6,607)
Interest and accretion	0	0	0	44
Amortization and depreciation	3	1	5	4
Belgium
Disclosure Of Geographical Areas [Line Items]
Non-current assets	233		233		268
Net loss	(1,758)	(19,736)	(5,255)	(22,434)
Interest and accretion	0	0	0	4
Amortization and depreciation	19	541	58	1,591
Netherlands
Disclosure Of Geographical Areas [Line Items]
Non-current assets	0		0		$ 21,172
Net loss	(410)	59	(15,514)	547
Interest and accretion	0	(3)	0	(5)
Amortization and depreciation	0	0	2	0
Other
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 64	$ 14	$ 614	$ 38